Transactions with related parties and affiliates (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Payments for Capital Improvements					$ 70,574,000	$ 6,274,000
Vessel operating expenses (entirely through related parties transactions)	$ 82,550,000		$ 73,989,000		165,766,000	147,161,000
General and administrative expenses	20,536,000		14,170,000		40,035,000	28,086,000
Amounts due from related parties, long-term - Book Value	39,519,000				39,519,000		$ 41,403,000
Amounts due from related parties, current	2,647,000				2,647,000		0
Amounts due to related parties	0				0		104,751,000
Related Party [Member]
Related Party Transaction [Line Items]
Vessel operating expenses (entirely through related parties transactions)	82,550,000		$ 73,989,000		165,766,000	147,161,000
Navios Holdings [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, long-term - Book Value	39,519,000				39,519,000		41,403,000
Amounts due from related parties, current	2,647,000				2,647,000		0
Amounts due to related parties	$ 0				0		104,751,000
Covid 19 Measures Extra Ordinary Fees And Costs [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Vessel operating expenses (entirely through related parties transactions)		$ 997,000		$ 2,342,000	2,291,000	5,297,000
Management Agreement [Member]
Related Party Transaction [Line Items]
Payments for Capital Improvements					21,342,000	6,274,000
Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee					$ 50.00
Vessel management agreement fees percentage					3.00%
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Ultra Handymax Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee					$ 4,620		4,480	$ 4,350
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Panamax Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee					4,720		4,580	4,450
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Capesize Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee					5,740		5,570	5,410
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Container vessel of 1,300 TEU to 3,400 TEU [Member]
Related Party Transaction [Line Items]
Daily management fee					6,470		6,280	6,100
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership Of Three Thousand Fifty Up To Four Thousand Nine Hundred And Ninety Nine Foot Equivalent Units [Member]
Related Party Transaction [Line Items]
Daily management fee					6,590		6,400	6,220
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership Vessels of TEU 5,000 up to 6,800 [Member]
Related Party Transaction [Line Items]
Daily management fee					7,320		7,110	6,900
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 8,000 up to 9,999 [Member]
Related Party Transaction [Line Items]
Daily management fee					8,250		8,010.00	7,780
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 10,000 up to 11,999 [Member]
Related Party Transaction [Line Items]
Daily management fee					8,770		8,520	8,270
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | MR1 and MR2 product tankers and chemical tankers [Member]
Related Party Transaction [Line Items]
Daily management fee					7,240		7,030.00	6,830
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | LR1 Product Tanker [Member]
Related Party Transaction [Line Items]
Daily management fee					7,670		7,440	7,230
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | VLCC [Member]
Related Party Transaction [Line Items]
Daily management fee					10,240		$ 9,940	$ 9,650
Management Agreement [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee					25.000
Management Agreement Requlatory Requirements [Member]
Related Party Transaction [Line Items]
Payments for Capital Improvements		14,154,000		3,628,000	19,743,000	6,274,000
Navios Holdings [Member] | Related Party [Member]
Related Party Transaction [Line Items]
General and administrative expenses		$ 15,755,000		$ 10,318,000	$ 29,861,000	$ 20,523,000